Information related to Opella, presented within discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Off Balance Sheet Commitments [Line Items]
Net income from discontinued operations	€ 26	€ 2,881
Opella Business
Disclosure Of Off Balance Sheet Commitments [Line Items]
Net sales and other revenues	0	1,736
Operating income	0	266
Gain on disposal of Opella before tax	18	2,781
Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax	22	3,039
Income tax expense	4	(158)
Net income from discontinued operations	€ 26	2,881
Opella Business
Disclosure Of Off Balance Sheet Commitments [Line Items]
Income tax expense		€ (88)